Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000027719 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000027719 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000027719 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000027719 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027719 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027719 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027719 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027719 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027719 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027719 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | iShares Russell Mid-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246257 | Texas Pacific Land Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246257 | Allison Transmission Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246257 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246257 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246257 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246257 | Travel & Leisure Co.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | U.S. Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027723 | Texas Pacific Land Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027723 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027723 | Blue Owl Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027723 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027723 | Exelixis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027723 | Booz Allen Hamilton Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027723 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027723 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027723 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027723 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027721 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027721 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027721 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027721 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027721 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027721 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027721 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027721 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027721 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027721 | Air Products & Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%